UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

	Shares	Value ($)

Common Stocks 77.2%
Argentina 0.5%
Tenaris SA (ADR) (Cost $1,526,645)	50,200	2,304,180
Australia 4.0%
BHP Billiton Ltd.	444,700	10,754,626
Rio Tinto Ltd.	93,198	5,942,787

(Cost $13,476,835)		16,697,413
Brazil 1.2%
Petroleo Brasileiro SA (ADR) (Cost $4,351,336)	50,900	5,065,059
Canada 7.6%
Agrium, Inc.	97,000	3,726,245
Domtar Corp.* (a)	180,600	1,681,391

Domtar Corp.* (a)	191,900	1,746,963
EnCana Corp.	121,500	6,146,037
IPSCO, Inc.	36,976	4,853,757
Kinross Gold Corp.*	273,700	3,778,933
Suncor Energy, Inc.	82,264	6,259,723
Teck Cominco Ltd. "B" (a)	9,900	690,213
Teck Cominco Ltd. "B" (a)	45,700	3,180,720

(Cost $27,265,100)		32,063,982
Finland 2.8%
Neste Oil Oyj	75,880	2,615,199
Stora Enso Oyj "R"	242,200	4,206,058
UPM-Kymmene Oyj	189,950	4,838,912

(Cost $10,270,156)		11,660,169
France 4.6%
Total SA	215,303	15,085,277
Vallourec SA	16,346	4,183,304

(Cost $17,080,574)		19,268,581
Germany 0.7%
Solarworld AG (Cost $2,229,502)	39,773	3,088,491
Italy 2.4%
Eni SpA	248,000	8,070,244
ERG SpA	72,800	1,991,678

(Cost $9,438,360)		10,061,922
Netherlands 1.3%
Royal Dutch Shell PLC "A" (Cost $5,265,975)	158,999	5,288,731
Norway 1.0%
Statoil ASA (ADR) (Cost $3,263,109)	149,040	4,036,003
Russia 1.1%
OAO Gazprom (ADR)	585	24,511
OAO Gazprom (ADR) (REG S)	107,701	4,512,672

(Cost $4,540,817)		4,537,183
South Africa 1.7%
Gold Fields Ltd. (ADR)	260,600	4,815,888
Sappi Ltd.	158,200	2,398,787

(Cost $7,085,834)		7,214,675
Switzerland 1.5%
Xstrata PLC (Cost $6,316,114)	127,042	6,529,987
United Kingdom 7.7%
Anglo American PLC	113,822	5,996,066
BHP Billiton PLC	339,254	7,563,917
BP PLC	584,368	6,347,714
Lonmin PLC	56,159	3,669,013
Rio Tinto PLC	158,134	9,030,556

(Cost $19,854,769)		32,607,266
United States 39.1%
Air Products & Chemicals, Inc.	105,920	7,833,843
Apache Corp.	46,660	3,298,862
Arch Coal, Inc.	79,700	2,445,993

Cameron International Corp.*	72,749	4,567,910
Commercial Metals Co.	117,035	3,669,047
Crown Holdings, Inc.*	141,770	3,467,694
E.I. du Pont de Nemours & Co.	168,300	8,319,069
ExxonMobil Corp.	323,210	24,386,195
Frontier Oil Corp.	57,800	1,886,592
Hess Corp.	78,820	4,372,145
Joy Global, Inc.	96,590	4,143,711
Marathon Oil Corp.	65,315	6,455,082
Martin Marietta Materials, Inc.	47,000	6,354,400
MeadWestvaco Corp.	123,500	3,808,740
Monsanto Co.	171,064	9,401,677
National-Oilwell Varco, Inc.*	54,800	4,262,892
Occidental Petroleum Corp.	146,280	7,213,067
Owens-Illinois, Inc.*	129,400	3,334,638
Packaging Corp. of America	62,900	1,534,760
Peabody Energy Corp.	110,024	4,427,366
PPG Industries, Inc.	83,230	5,851,901
Praxair, Inc.	60,000	3,777,600
Schlumberger Ltd.	130,520	9,018,932
Sunoco, Inc.	65,970	4,646,927
Temple-Inland, Inc.	40,230	2,403,340
Tesoro Corp.	32,100	3,223,803
Ultra Petroleum Corp.*	58,140	3,088,978
Valero Energy Corp.	111,882	7,215,270
Weyerhaeuser Co.	66,800	4,992,632
XTO Energy, Inc.	91,100	4,993,192

(Cost $114,415,343)		164,396,258

Total Common Stocks (Cost $246,380,470)		324,819,900
Exchange Traded Funds 2.4%
streetTRACKS Gold Trust* (Cost $7,262,549)	154,333	10,145,851

	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 19.6%
AIG GSCI Structured Note, 144A, 5.17%, 1/10/2008 (b)	30,000,000	33,684,990
Barclays GSCI Structured Note, 144A, 5.22%, 3/14/2008 (b)	20,000,000	20,886,360
Cargill GSCI Note, 144A, 5.22%, 2/1/2008 (b)	26,000,000	27,913,196

Total Commodities Linked/Structured Notes (Cost $76,000,000)		82,484,545
	Shares	Value ($)

Cash Equivalents 0.1%
Cash Management QP Trust, 5.33% (c) (Cost $329,273)	329,273	329,273

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 329,972,291)	99.3	417,779,569
Other Assets and Liabilities, Net	0.7	3,113,412

Net Assets	100.0	420,892,981

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodities futures that is broadly diversified across the spectrum of commodities.

(c)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GSCI: Goldman Sachs Commodity Index

At March 31, 2007, the DWS Global Commodities Stock Fund, Inc. had the following sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Energy	163,250,233	50.3%
Materials	150,154,160	46.2%
Industrials	11,415,507	3.5%
Total	324,819,900	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007